CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 196	$ 196
Allowance for Notes, Loans and Financing Receivable, Current	0	0
Allowance for Notes, Loans and Financing Receivable, Noncurrent
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.004	$ 0.004
Common Stock, Shares Authorized	500,000,000	50,000,000
Common Stock, Shares, Issued	75,507,300	16,164,855
Common Stock, Shares, Outstanding	75,507,300	16,164,855